Summary of Stock Option Activity Plans (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Shares	19,059,176	20,021,044	24,202,715
Granted, Shares	82,000	3,680,850	5,140,900
Granted - option exchange, Shares			1,350,709
Canceled, Shares	(4,512,372)	(3,567,513)	(4,510,682)
Cancelled - option exchange, Shares			(3,739,557)
Exercised, Shares	(2,050,733)	(1,075,205)	(2,423,041)
Outstanding at end of year, Shares	12,578,071	19,059,176	20,021,044
Outstanding at beginning of year, Weighted Average Exercise Price	$ 6.90	$ 7.49	$ 11.81
Granted, Weighted Average Exercise Price	$ 3.22	$ 4.53	$ 8.11
Granted - option exchange, Weighted Average Exercise Price			$ 5.13
Canceled, Weighted Average Exercise Price	$ 14.51	$ 9.46	$ 21.57
Cancelled - option exchange, Weighted Average Exercise Price			$ 22.85
Exercised, Weighted Average Exercise Price	$ 0.88	$ 0.86	$ 0.95
Outstanding at end of year, Weighted Average Exercise Price	$ 5.25	$ 6.90	$ 7.49